CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net cash flows from operating activities
Profit after tax	€ 1,708	€ 5,376	€ 5,283
Adjustments to reconcile profit after tax to net cash flow from operating activities:
Depreciation and amortization	1,896	1,775	1,831
Share-based payment expenses	2,614	2,794	1,084
Income tax expense	1,382	1,471	1,938
Financial income, net	1,385	(2,174)	(776)
Decrease/increase in allowances on trade receivables	90	(11)	68
Other adjustments for non-cash items	(173)	39	(198)
Decrease/increase in trade and other receivables	149	414	821
Decrease/increase in other assets	(1,312)	(706)	(651)
Increase/decrease in trade payables, provisions, and other liabilities	163	475	293
Increase/decrease in contract liabilities	685	100	128
Share-based payments	(1,182)	(1,120)	(1,310)
Interest paid	(248)	(202)	(244)
Interest received	166	56	122
Income taxes paid, net of refunds	(1,675)	(2,063)	(1,194)
Net cash flows from operating activities	5,647	6,223	7,194
Net cash flows from investing activities
Cash flows for business combinations, net of cash and cash equivalents acquired	(679)	(1,142)	(662)
Cash flows from sale of subsidiaries or businesses	289	(72)	203
Purchase of intangible assets and property, plant, and equipment	(874)	(800)	(816)
Proceeds from sales of intangible assets or property, plant, and equipment	60	91	88
Purchase of equity or debt instruments of other entities	(2,320)	(4,368)	(2,535)
Proceeds from sales of equity or debt instruments of other entities	4,190	3,229	735
Net cash flows from investing activities	667	(3,063)	(2,986)
Net cash flows from financing activities
Dividends paid	(2,865)	(2,182)	(1,864)
Dividends paid on non-controlling interests	(12)	(54)	(2)
Purchase of treasury shares	(1,500)	0	(1,492)
Proceeds from changes in ownership interests in subsidiaries that do not result in the loss of control	33	2,828	95
Payments for taxes related to net share settlement of equity awards	(282)	0	0
Proceeds from borrowings	158	1,680	2,132
Repayments of borrowings	(1,445)	(1,952)	(2,430)
Payments of lease liabilities	(424)	(374)	(378)
Transactions with non-controlling interests	0	(2)	(59)
Net cash flows from financing activities	(6,337)	(56)	(3,997)
Effect of foreign currency rates on cash and cash equivalents	134	484	(214)
Net decrease/increase in cash and cash equivalents	109	3,587	(4)
Cash and cash equivalents at the beginning of the period	8,898	5,311	5,314
Cash and cash equivalents at the end of the period	€ 9,008	€ 8,898	€ 5,311